Consolidated statements of cash flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss		$ 2,234	$ 16	$ (1,021)
Adjustments to reconcile net loss to cash flows provided by operating activities:
Income from equity interests in associates and joint ventures		(446)	(287)	(188)
Depreciation of property, plant and equipment		2,551	2,816	2,460
Amortization of intangible assets		43	51	48
Depreciation of right-of-use assets		214	201	254
Retirement of property, plant and equipment and intangible assets and consumption of materials		375	342	339
Charge on income tax		822	699	184
Net increase in provisions		139	510	396
Impairment / (Recovery) of property, plant and equipment and intangible assets, net		123	115	53
Effect of changes in exchange rates, interest and other		(73)	440	224
Share-based benefit plans		8	6	7
Other insurance income		0	(15)	(52)
Result from debt exchange		0	(21)	29
Result from financial instruments exchange		0	0	(18)
Result from sale of WI of areas		0	(21)	(192)
Result from sale of assets		0	(57)	0
Changes in assets and liabilities:
Trade receivables		(397)	117	414
Other receivables		(94)	(241)	89
Inventories		(232)	(303)	162
Accounts payable		600	(91)	(490)
Taxes payables		112	(33)	27
Salaries and social security		80	10	90
Other liabilities		(14)	(92)	109
Decrease in provisions included in liabilities due to payment/use		(159)	(81)	(33)
Contract assets		7	(6)	(8)
Contract liabilities		(29)	56	(22)
Dividends received		94	56	38
Proceeds from collection of profit loss insurance		1	19	51
Income tax payments		(266)	(5)	(35)
Net cash flows from operating activities	[1],[2]	5,693	4,201	2,915
Investing activities:
Acquisition of property, plant and equipment and intangible assets	[3]	(4,006)	(2,448)	(1,650)
Contributions and acquisitions of interests in associates and joint ventures	[3]	(2)	0	0
Loans with related parties, net	[3]	(18)	0	0
Proceeds from sales of financial assets	[3]	643	406	557
Payments from purchase of financial assets	[3]	(740)	(594)	(641)
Interests received from financial assets	[3]	99	41	0
Proceeds from sales of WI of areas and assets	[3]	8	48	217
Net cash flows used in investing activities	[3]	(4,016)	(2,547)	(1,517)
Financing activities:
Payments of loans	[3]	(780)	(1,653)	(2,283)
Payments of interests	[3]	(543)	(615)	(873)
Proceeds from loans	[3]	402	963	1,803
Account overdraft, net	[3]	71	8	2
Repurchase of treasury shares	[3]	(28)	0	(6)
Payments of leases	[3]	(341)	(302)	(331)
Payments of interests in relation to income tax	[3]	(8)	(1)	(10)
Net cash flows used in financing activities	[3]	(1,227)	(1,600)	(1,698)
Effect of changes in exchange rates on cash and cash equivalents		(288)	(93)	(156)
Net Increase (Decrease) in cash and cash equivalents		162	(39)	(456)
Cash and cash equivalents at the beginning of the fiscal year		611	650	1,106
Cash and cash equivalents at the end of the fiscal year		773	611	650
Net Increase (Decrease) in cash and cash equivalents		$ 162	$ (39)	$ (456)

[1]	Does not include exchange differences generated by cash and cash equivalents, which is exposed separately in this statement.
[2]	Includes 175, 119 and 161 for the fiscal year ended December 31, 2022, 2021 and 2020, respectively, for payment of short-term leases and payments of the variable charge of leases related to the underlying asset performance and/or use.
[3]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to: